Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (9,861,909)	$ (5,625,300)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Net change in unrealized loss from futures and forwards trading	178,582	1,928,084
Purchases of securities and certificates of deposit	(78,189,227)	(93,779,468)
Proceeds from disposition of securities and certificates of deposit	97,421,751	45,889,119
Net realized and change in unrealized loss in securities and certificates of deposit	22,383	657,515
Changes in
Trading Advisor management fees payable	(21,638)	(233,506)
Trading Advisor incentive fees payable	0	(582,381)
Commissions and other trading expenses payable on open contracts	(427)	6,101
Cash Manager fees payable	(2,902)	16,476
General Partner fee payable	(18,459)	31,561
Selling Agent fees payable - General Partner	(10,121)	12,429
Administrative expenses payable - General Partner	(11,762)	9,124
Offering expenses payable - General Partner	(10,243)	6,810
Broker dealer custodial fee payable - General Partner	(2,284)	(5)
Broker dealer servicing fee payable - General Partner	(788)	1,040
Net cash provided by (used in) operating activities	9,492,956	(51,662,401)
Cash flows from financing activities
Subscriptions	10,458,743	19,151,862
Subscriptions received in advance	236,268	1,426,321
Redemptions	(16,576,860)	(4,459,338)
Net cash provided by (used in) financing activities	(5,881,849)	16,118,845
Net increase (decrease) in cash and cash equivalents	3,611,107	(35,543,556)
Cash and cash equivalents, beginning of year	18,507,703	54,051,259
Cash and cash equivalents, end of year	22,118,810	18,507,703
End of year cash and cash equivalents consists of
Cash in broker trading accounts	19,020,911	15,373,302
Cash and cash equivalents	3,097,899	3,134,401
Total end of year cash and cash equivalents	22,118,810	18,507,703
Supplemental disclosure of cash flow information
Prior year redemptions paid	528,168	35,507
Prior year subscriptions received in advance	1,426,321	2,536,859
Supplemental schedule of non-cash financing activities
Redemptions payable	$ 634,037	$ 528,168